Inventories, Net - Schedule of Movement of Inventories (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Inventory, Gross [Abstract]
Finished goods	$ 1,143,075	$ 130,809
Less: allowance for impairment inventories	(321,949)	(130,809)	$ (131,468)
Ending balance	$ 821,126